Earnings (Loss) Per Unit/Share (Parenthetical) (Detail) (Class M Units [Member]) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2013 Vest Due To Change In Control [Member]	Jun. 30, 2012 Vest Due To Change In Control [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Antidilutive units excluded from computation of earnings per share, amount	300	169	387	387